Taxation (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of income tax expense (benefits)
	For the Year Ended December 31,
	2018	2017	2016

Current income tax	$16,576,316	$1,181,550	$3,416

Deferred income tax	2,684,232	11,166,845	(2,810,102)

Income tax expense (benefits)	$19,260,548	$12,348,395	$(2,806,686)

Schedule of reconciliation between the applicable EIT rate and the effective tax rate
	For the Years Ended December 31,
	2018		2017		2016
Income (loss) before income tax	$79,269,005		$48,192,693		$(16,060,109)

Tax calculated at the applicable tax rate (25%)	19,817,251	25%	12,048,173	25%	(4,015,027)	25%
Tax effects of:
Difference in overseas tax rates	387,093	0%	442,032	1%	648,277	(4)%
Effect of tax holiday and preferential tax rate	(1,803,388)	(2)%	(663,664)	(1)%	279,648	(2)%
Expenses not deductible for tax purposes	175,621	0%	267,584	1%	43,452	0%
Unrecognized deductible tax losses	14,118	0%	10,529	0%	95,982	(1)%
Research and development tax credit	(180,468)	0%	(197,345)	0%	-
Valuation allowances	850,321	1%	441,086	1%	140,982	(1)%

Income tax expense/(benefits)	$19,260,548	24%	$12,348,395	27%	$(2,806,686)	17%

Schedule of components of deferred tax assets
	As of December 31,
	2018	2017
Accrued employee benefits	$-	$8,470
Allowance for bad debts expense - other receivables/accounts receivables	178,271	345,764
Advertising expenses	241,601
Operating loss carryforwards, net	7,170,804	9,590,434
	7,590,676	9,944,668

Less: valuation allowances	(2,968,926)	(2,231,285)
	$4,621,750	$7,713,383